April 26, 2010

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

Supplement to Prospectus
dated September 1, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s Prospectus entitled “Management”:

     James Welch serves as the fund’s primary portfolio manager. Mr. Welch has been a primary portfolio manager of the fund since November 2001. He manages a number of national and state-specific municipal bond funds managed by Dreyfus, where he has been employed since 2001. He is also a portfolio manager for Standish Mellon Asset Management Company LLC, a Dreyfus affiliate, where he has been employed since April 2009.

April 26, 2010

DREYFUS MUNICIPAL BOND OPPORTUNITY FUND

Supplement to Statement of Additional Information (the “SAI”)
dated September 1, 2009
as revised September 9, 2009

     The following information supersedes and replaces any contrary information contained in the section of the fund’s SAI entitled “Management Arrangements –Portfolio Management”:

     The Fund’s primary portfolio manager is James Welch, who is employed by Dreyfus and Standish Mellon Asset Management Company LLC, a subsidiary of BNY Mellon and an affiliate of Dreyfus.